Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Schedule of other financial liabilities
The detail of Other financial liabilities in the consolidated balance sheets is as follows:

EUR million
	2022	2021	2020
Trade payables	1,563	1,475	1,177
Clearing houses	1,200	650	599
Tax collection accounts:
Public Institutions	5,796	5,315	4,122
Factoring accounts payable	262	275	222
Unsettled financial transactions	5,429	3,779	5,080
Lease liabilities (note 2.l)	2,622	2,856	3,049
Other financial liabilities	20,187	15,523	12,719
	37,059	29,873	26,968

Disclosure of maturity analysis for non-derivative financial liabilities	The distribution of the book value of debt securities issued by contractual maturity at 31 December 2022 is shown below:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	678	3,706	3,774	17,559	25,717
Senior unsecured debt	5,224	13,924	48,113	31,854	28,342	127,457
Senior secured debt	4,204	15,445	30,808	20,786	12,897	84,140
Promissory notes and other securities	25,659	17,366	—	—	—	43,025
Debt securities issued	35,087	47,413	82,627	56,414	58,798	280,339
The distribution by contractual maturity of the notional amounts of these debt securities issued at 31 December 2022 is as follows:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	663	3,728	3,810	17,502	25,703
Senior unsecured debt	5,255	14,006	48,398	32,042	28,510	128,211
Senior secured debt	4,203	15,440	30,799	20,780	12,892	84,114
Promissory notes and other securities	25,647	17,358	—	—	—	43,005
Debt securities issued	35,105	47,467	82,925	56,632	58,904	281,033
The analysis of the maturities of lease liabilities at 31 December 2022, 2021 and 2020 is shown below:

EUR million
	2022	2021	2020
Maturity Analysis - Discounted payments
Within 1 year	707	690	594
Between 1 and 3 years	1,005	933	981
Between 3 and 5 years	454	534	637
Later than 5 years	456	699	837
Total discounted payments at the end of the year	2,622	2,856	3,049